Note 21 - Revenue From Contracts With Customers - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 2,825,427	$ 2,435,200
Americas Segment [Member]
Revenues	1,596,184	1,409,413
EMEA Segment [Member]
Revenues	623,238	514,947
Asia Pacific Segment [Member]
Revenues	528,360	496,203
Investment Management [Member]
Revenues	76,021	12,654
Corporate Segment [Member]
Revenues	1,624	1,983
Lease Brokerage [Member]
Revenues	903,947	769,226
Lease Brokerage [Member] | Americas Segment [Member]
Revenues	648,815	549,721
Lease Brokerage [Member] | EMEA Segment [Member]
Revenues	139,685	116,171
Lease Brokerage [Member] | Asia Pacific Segment [Member]
Revenues	115,447	103,334
Lease Brokerage [Member] | Investment Management [Member]
Revenues	0	0
Lease Brokerage [Member] | Corporate Segment [Member]
Revenues		0
Sales Brokerage [Member]
Revenues	780,884	723,450
Sales Brokerage [Member] | Americas Segment [Member]
Revenues	441,934	402,801
Sales Brokerage [Member] | EMEA Segment [Member]
Revenues	168,796	137,959
Sales Brokerage [Member] | Asia Pacific Segment [Member]
Revenues	170,154	182,690
Sales Brokerage [Member] | Investment Management [Member]
Revenues	0	0
Sales Brokerage [Member] | Corporate Segment [Member]
Revenues		0
Property Management [Member]
Revenues	449,332	378,744
Property Management [Member] | Americas Segment [Member]
Revenues	228,550	208,880
Property Management [Member] | EMEA Segment [Member]
Revenues	84,861	43,440
Property Management [Member] | Asia Pacific Segment [Member]
Revenues	135,921	126,424
Property Management [Member] | Investment Management [Member]
Revenues	0	0
Property Management [Member] | Corporate Segment [Member]
Revenues		0
Valuation and Advisory [Member]
Revenues	323,034	286,289
Valuation and Advisory [Member] | Americas Segment [Member]
Revenues	148,721	131,250
Valuation and Advisory [Member] | EMEA Segment [Member]
Revenues	112,180	98,094
Valuation and Advisory [Member] | Asia Pacific Segment [Member]
Revenues	62,133	56,945
Valuation and Advisory [Member] | Investment Management [Member]
Revenues	0	0
Valuation and Advisory [Member] | Corporate Segment [Member]
Revenues		0
Project Management [Member]
Revenues	249,078	227,759
Project Management [Member] | Americas Segment [Member]
Revenues	109,699	99,849
Project Management [Member] | EMEA Segment [Member]
Revenues	107,149	110,817
Project Management [Member] | Asia Pacific Segment [Member]
Revenues	32,230	17,093
Project Management [Member] | Investment Management [Member]
Revenues	0	0
Project Management [Member] | Corporate Segment [Member]
Revenues	0	0
Investment Management Revenue [Member]
Revenues	74,978	12,647
Investment Management Revenue [Member] | Americas Segment [Member]
Revenues	0	0
Investment Management Revenue [Member] | EMEA Segment [Member]
Revenues	0	0
Investment Management Revenue [Member] | Asia Pacific Segment [Member]
Revenues	0	0
Investment Management Revenue [Member] | Investment Management [Member]
Revenues	74,978	12,647
Investment Management Revenue [Member] | Corporate Segment [Member]
Revenues	0	0
Other Revenue [Member]
Revenues	44,174	37,085
Other Revenue [Member] | Americas Segment [Member]
Revenues	18,465	16,912
Other Revenue [Member] | EMEA Segment [Member]
Revenues	10,567	8,466
Other Revenue [Member] | Asia Pacific Segment [Member]
Revenues	12,475	9,717
Other Revenue [Member] | Investment Management [Member]
Revenues	1,043	7
Other Revenue [Member] | Corporate Segment [Member]
Revenues	$ 1,624	$ 1,983